UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [x]; Amendment Number:  1
This Amendment (Check only one.):  [x] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Management LP
Address:  100 South Bedford Rd.
          Mt. Kisco, NY  10549

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner
Title:  Authorized Signatory
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner
---------------------
Edward E. Mattner         New York, New York           02/14/06
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $1,054,134
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.  Form 13F File Number      Name


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


                                                    Form 13F Information Table
                                          Name of Reporting Manager: Icahn Management LP



  COLUMN 1          COLUMN 2  COLUMN 3      COLUMN 4           COLUMN 5               COLUMN 6   COLUMN 7            COLUMN 8

                                                                                                                 Voting Authority
NAME OF ISSUER     TITLE OF    CUSIP         VALUE      SHRS OR     SH/    PUT/     INVESTMENT   OTHER
                     CLASS                  (x$1000)    PRN AMT     PN     CALL     DISCRETION  MANAGER      SOLE     SHARED   NONE

BLOCKBUSTER INC     CL A     093679108       83,788    9,187,280    SH                 Sole       n/a      9,187,280

BLOCKBUSTER INC     CL B     093679207       38,206    4,452,905    SH                 Sole       n/a      4,452,905

KERR MCGEE CORP     COM      492386107      372,316    4,878,990    SH                 Sole       n/a      4,878,990

MORGAN STANLEY      COM NEW  617446448       76,837    1,464,400    SH                 Sole       n/a      1,464,400

MORGAN STANLEY      COM NEW  617446448       96,125    1,832,000    SH    CALL         Sole       n/a      1,832,000

PIONEER NAT RES CO  COM      723787107       24,962      593,200    SH                 Sole       n/a        593,200

POGO PRODUCING CO   COM      730448107       23,058      444,100    SH                 Sole       n/a        444,100

SIEBEL SYS INC      COM      826170102       39,248    4,409,896    SH                 Sole       n/a      4,409,896

TELIK INC           COM      87959M109        8,617      529,948    SH                 Sole       n/a        529,948

TEMPLE INLAND INC   COM      879868107      131,664    3,544,105    SH                 Sole       n/a      3,544,105

TIME WARNER INC     COM      887317105       84,436    5,053,000    SH                 Sole       n/a      5,053,000

TIME WARNER INC     COM      887317105       32,549    1,947,900    SH    CALL         Sole       n/a      1,947,900

TOYS R US INC       COM      892335100        7,567      285,760    SH                 Sole       n/a        285,760

UNUMPROVIDENT CORP  COM      91529Y106       34,761    1,897,440    SH                 Sole       n/a      1,897,440

                             Total:       1,054,134


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